Long Term Debt - Debt Issuance Costs Reconcilation (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019
Deferred financing costs
Balance, beginning of year	$ 5,182	$ 6,356
Financing costs deferred	5	10
Less: amortization expense	(1,248)	(1,184)
Deferred financing costs, net of accumulated amortization	$ 3,939	$ 5,182